Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net loss per share - diluted	$ 0	$ 0
Avra Medical Robotics, Inc.
Net loss per share - diluted			$ (0.05)	$ (0.05)
Weighted average common shares outstanding - diluted (in Shares)			40,878,824	28,480,973